Financial Information of Parent Company Statements of Cash Flows (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income (loss) attributable to Acorn International, Inc. shareholders	$ (17,926,074)	$ 5,123,259	$ (6,409,181)
Share-based compensation	424,445	129,673	215,171
Loss (Gain) on change in fair value of derivative asset		306,483	(199,412)
Gain on sales of long-term investment		(546,642)
Accrued interests on available-for-sale securities		(212,000)	(382,930)
Changes in operating assets and liabilities:
Net cash provided by (used in) operating activities	(17,578,047)	10,871,810	1,981,723
Investing activities:
Investments in subsidiaries	(1,300,000)
Sale of long-term investment		8,572,520
Net cash provided by (used in) investing activities	(2,896,282)	2,033,411	(7,489,312)
Financing activities:
Dividends paid	(467)	(14,710)	(49,841,295)
Proceeds from exercise of stock options		879,397	597,600
Net cash provided by (used in) financing activities	(467)	864,687	(49,243,695)
Net increase (decrease) in cash and cash equivalents	(20,204,984)	19,512,747	(51,285,552)
Cash and cash equivalents at the beginning of the year	111,180,139	91,667,392	142,952,944
Cash and cash equivalents at the end of the year	90,975,155	111,180,139	91,667,392
Parent Company
Operating activities:
Net income (loss) attributable to Acorn International, Inc. shareholders	(17,926,074)	5,123,259	(6,409,181)
Share-based compensation	424,445	129,673	215,171
Equity in (earnings) losses of subsidiaries	16,446,388	(6,818,439)	5,395,226
Equity in (earnings) losses of an affiliate		743,153	(684,944)
Loss (Gain) on change in fair value of derivative asset		255,453	(170,690)
Gain on sales of long-term investment		(449,453)
Accrued interests on available-for-sale securities		(212,000)	(382,930)
Changes in operating assets and liabilities:
Other current assets	10,432	(30,402)	49,769
Amounts due from subsidiaries	559,832	(6,946,426)	7,440,735
Other current liabilities	(27,729)	(449,154)	(732,653)
Net cash provided by (used in) operating activities	(512,706)	(8,654,336)	4,720,503
Investing activities:
Investments in subsidiaries		1,570,880	(449,657)
Sale of long-term investment		7,120,000
Net cash provided by (used in) investing activities		8,690,880	(449,657)
Financing activities:
Dividends paid	(467)	(14,710)	(49,841,295)
Proceeds from exercise of stock options		879,397	597,600
Net cash provided by (used in) financing activities	(467)	864,687	(49,243,695)
Net increase (decrease) in cash and cash equivalents	(513,173)	901,231	(44,972,849)
Cash and cash equivalents at the beginning of the year	4,116,849	3,215,618	48,188,467
Cash and cash equivalents at the end of the year	$ 3,603,676	$ 4,116,849	$ 3,215,618